UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-07324

Chesapeake Investment Trust

(Exact name of registrant as specified in charter)

285 Wilmington-West Chester Pike Chadds Ford, Pennsylvania	19317
(Address of principal executive offices)	(Zip code)

Capitol Services Inc.

1675 S State Street, Suite B, Dover, DE 19901
(Name and address of agent for service)

With a copy to:

Jesse D. Hallee, Esq.

Ultimus Fund Solutions, LLC

225 Pictoria Drive, Suite 450

Cincinnati, Ohio 45246

and

John H. Lively, Esq.

Practus, LLP

11300 Tomahawk Creek Parkway, Suite 310

Leawood, KS 66211

Registrant’s telephone number, including area code:	(610) 558-2800

Date of fiscal year end:	October 31

Date of reporting period:	April 30, 2025

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.	Reports to Stockholders.

(a)

The Chesapeake Growth Fund

(CHCGX)

Semi-Annual Shareholder Report - April 30, 2025

Fund Overview

This semi-annual shareholder report contains important information about The Chesapeake Growth Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at https://funddocs.filepoint.com/chesapeake/. You can also request this information by contacting us at (800) 430-3863.

What were the Fund’s annualized costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Chesapeake Growth Fund (The)	$86	1.74%

How did the Fund perform during the reporting period?

   During the past year, the Chesapeake Growth Fund (the “Fund”) delivered a positive return of 7.43% compared to 12.10% for the S&P 500®  Index (“S&P 500”).

   The Fund’s return was positively influenced by our strategic allocation to the Communication, Technology, and Financials sectors of the S&P 500, while at the same time hindered by our exposure to the Health Care, Energy, and Consumer Staples sectors. Top performing individual holdings included Netflix, Inc. (NFLX), Mastercard, Inc. (MA), and Apple, Inc. (AAPL), whereas performance was most negatively impacted by NXP Semiconductors N.V. (NXPI), Chipotle Mexican Grill, Inc. (CMG), and Humana, Inc. (HUM).

   The Fund and the S&P 500 both generated positive returns as interest rates moved lower, corporate earnings growth rebounded, and the market began to anticipate the potential for a more business friendly administration in the new year; balanced by continued concerns regarding trade tensions, geopolitical conflicts, and resurgent inflation. We remain committed to our disciplined, fundamental approach to investing, focusing on only those companies that possess meaningful competitive advantages, best in class management teams, positive catalysts for growth, and trading at attractive valuations.

   We believe the Fund is well positioned to continue generating positive returns and look forward to updating shareholders at the end of fiscal year 2026.

How has the Fund performed over the last ten years?

Total Return Based on $10,000 Investment

Chesapeake Growth Fund (The) - $22,242
S&P 500® Index - $31,955
$40,000
$30,000
$20,000
$10,000
$0
Apr-2015
Apr-2016
Apr-2017
Apr-2018
Apr-2019
Apr-2020
Apr-2021
Apr-2022
Apr-2023
Apr-2024
Apr-2025

	Chesapeake Growth Fund (The)	S&P 500® Index
Apr-2015	$10,000	$10,000
Apr-2016	$9,779	$10,121
Apr-2017	$11,354	$11,934
Apr-2018	$13,716	$13,517
Apr-2019	$14,975	$15,341
Apr-2020	$15,390	$15,474
Apr-2021	$21,887	$22,589
Apr-2022	$18,918	$22,637
Apr-2023	$18,191	$23,240
Apr-2024	$20,703	$28,507
Apr-2025	$22,242	$31,955

Average Annual Total Returns

	1 Year	5 Years	10 Years
Chesapeake Growth Fund (The)	7.43%	7.64%	8.32%
S&P 500® Index	12.10%	15.61%	12.32%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call (800) 430-3863 or visit https://funddocs.filepoint.com/chesapeake/ for updated performance information.

Fund Statistics

(as of April 30, 2025)

Net Assets	$40,841,162
Number of Portfolio Holdings	37
Advisory Fee	$209,069
Portfolio Turnover	30%

Asset Weighting (% of total investments)

(as of April 30, 2025)

Value	Value
Common Stocks	89.4%
Money Market Funds	10.6%

What did the Fund invest in?

Top 10 Holdings (% of net assets)

(as of April 30, 2025)

Holding Name	% of Net Assets
Mastercard, Inc. - Class A	6.9%
Apple, Inc.	6.5%
Microsoft Corporation	5.9%
TransDigm Group, Inc.	5.6%
Amazon.com, Inc.	5.2%
Alphabet, Inc. - Class C	5.0%
UBS Group AG	4.7%
TJX Companies, Inc. (The)	4.1%
Netflix, Inc.	4.0%
NVIDIA Corporation	3.8%

Sector Weighting (% of net assets)

(as of April 30, 2025)

Technology
34.2%
Consumer Discretionary
14.2%
Industrials
12.5%
Communications
10.9%
Money Market Funds
10.6%
Financials
8.2%
Health Care
3.5%
Materials
3.2%
Energy
2.1%
Consumer Staples
0.9%
Liabilities in Excess of Other Assets
-0.3%

Value	Value
Liabilities in Excess of Other Assets	-0.3%
Consumer Staples	0.9%
Energy	2.1%
Materials	3.2%
Health Care	3.5%
Financials	8.2%
Money Market Funds	10.6%
Communications	10.9%
Industrials	12.5%
Consumer Discretionary	14.2%
Technology	34.2%

Material Fund Changes

No material changes occurred during the period ended April 30, 2025.

The Chesapeake Growth Fund (CHCGX)

Semi-Annual Shareholder Report - April 30, 2025

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://funddocs.filepoint.com/chesapeake/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 043025-CHCGX

(b)	Not applicable.

Item 2.	Code of Ethics.

Not required

Item 3.	Audit Committee Financial Expert.

Not required

Item 4.	Principal Accountant Fees and Services.

Not required

Item 5.	Audit Committee of Listed Registrants.

Not applicable

Item 6.	Investments.

(a)	The Registrant(s) schedule(s) of investments is included in the Financial Statements under Item 7 of this form.

(b)	Not applicable

Item 7.	Financial Statements and Financial Highlights for Open-End Management Investment Companies

(a)

The Chesapeake Growth Fund

Semi-Annual Financial Statements and Additional Information

April 30, 2025 (Unaudited)

Investment Advisor	Administrator
Gardner Lewis Asset Management, L.P.	Ultimus Fund Solutions, LLC
285 Wilmington-West Chester Pike	P.O. Box 46707
Chadds Ford, Pennsylvania 19317	Cincinnati, Ohio 45246-0707
www.chesapeakefunds.com	1-800-430-3863

The Chesapeake Growth Fund
Schedule of Investments
April 30, 2025 (Unaudited)
Common Stocks — 89.7%	Shares	Value
Communications — 10.9%
Internet Media & Services — 10.9%
Alphabet, Inc. - Class C	12,603	$2,027,697
Meta Platforms, Inc. - Class A	900	494,100
Netflix, Inc. *	1,445	1,635,335
Shopify, Inc. - Class A *	3,110	295,450
		4,452,582
Consumer Discretionary — 14.2%
Automotive — 1.2%
Ferrari N.V.	1,090	503,340

E-Commerce Discretionary — 5.7%
Amazon.com, Inc. *	11,565	2,132,818
MercadoLibre, Inc. *	92	214,438
		2,347,256
Home Construction — 1.9%
Toll Brothers, Inc.	7,570	763,586

Leisure Facilities & Services — 1.3%
Chipotle Mexican Grill, Inc. *	10,800	545,616

Retail - Discretionary — 4.1%
TJX Companies, Inc. (The)	12,847	1,653,152

Consumer Staples — 0.9%
Beverages — 0.9%
Monster Beverage Corporation *	5,830	350,500

Energy — 2.1%
Oil & Gas Producers — 2.1%
Exxon Mobil Corporation	8,146	860,462

Financials — 8.2%
Asset Management — 4.7%
UBS Group AG	64,180	1,940,161

Banking — 3.2%
Citigroup, Inc.	19,285	1,318,708

Insurance — 0.3%
Berkshire Hathaway, Inc. - Class B *	195	103,984

The Chesapeake Growth Fund
Schedule of Investments (Unaudited) (Continued)
Common Stocks — 89.7%(Continued)	Shares	Value
Health Care — 3.5%
Biotech & Pharma — 2.3%
Eli Lilly & Company	1,035	$930,413

Medical Equipment & Devices — 1.2%
Intuitive Surgical, Inc. *	400	206,320
Stryker Corporation	760	284,179
		490,499
Industrials — 12.5%
Aerospace & Defense — 10.8%
Boeing Company (The) *	7,905	1,448,512
HEICO Corporation	930	233,207
L3Harris Technologies, Inc.	2,075	456,542
TransDigm Group, Inc.	1,617	2,284,934
		4,423,195
Electrical Equipment — 1.3%
Amphenol Corporation - Class A	6,740	518,643

Machinery — 0.4%
Parker-Hannifin Corporation	290	175,467

Materials — 3.2%
Chemicals — 0.3%
Sherwin-Williams Company (The)	290	102,347

Construction Materials — 2.9%
Vulcan Materials Company	4,540	1,190,978

Technology — 34.2%
Semiconductors — 6.9%
Broadcom, Inc.	5,560	1,070,133
NVIDIA Corporation	14,260	1,553,199
NXP Semiconductors N.V.	1,111	204,769
		2,828,101
Software — 11.6%
Microsoft Corporation	6,063	2,396,461
SAP SE - ADR	365	106,649
ServiceNow, Inc. *	1,100	1,050,511
Synopsys, Inc. *	2,560	1,175,066
		4,728,687
Technology Hardware — 6.5%
Apple, Inc.	12,389	2,632,663

The Chesapeake Growth Fund
Schedule of Investments (Unaudited) (Continued)
Common Stocks — 89.7%(Continued)	Shares	Value
Technology — 34.2% (Continued)
Technology Services — 9.2%
Gartner, Inc. *	2,300	$968,484
Mastercard, Inc. - Class A	5,120	2,806,067
		3,774,551

Total Common Stocks (Cost $24,603,904)		$36,634,891

Money Market Funds — 10.6%	Shares	Value
Fidelity Investments Money Market Government Portfolio - Class I, 4.22% (a) (Cost $4,321,938)	4,321,938	$4,321,938

Total Investments at Value — 100.3% (Cost $28,925,842)		$40,956,829

Liabilities in Excess of Other Assets — (0.3%)		(115,667)

Total Net Assets — 100.0%		$40,841,162

ADR - American Depositary Receipt.

*	Non-income producing security.

(a)	The rate shown is the 7-day effective yield as of April 30, 2025.

See accompanying notes to financial statements.

The Chesapeake Growth Fund
Statement of Assets and Liabilities
April 30, 2025 (Unaudited)
ASSETS
Investments in securities:
At cost	$28,925,842
At value (Note 2)	$40,956,829
Dividends receivable	21,593
Tax reclaims receivable	11,369
Other assets	11,448
TOTAL ASSETS	41,001,239

LIABILITIES
Payable for investment securities purchased	101,512
Payable to Advisor (Note 5)	31,740
Accrued Trustees’ fees (Note 4)	9,135
Payable to administrator (Note 5)	5,000
Accrued distribution and service plan fees (Note 5)	2,900
Accrued audit fees	9,050
Other accrued expenses	740
TOTAL LIABILITIES	160,077

NET ASSETS	$40,841,162

Net Assets consist of:
Paid-in capital	$27,742,346
Accumulated earnings	13,098,816
NET ASSETS	$40,841,162

Shares of beneficial interest outstanding (unlimited number of shares authorized, no par value)	807,179

Net asset value, offering price and redemption price per share (Note 2)	$50.60

See accompanying notes to financial statements.

The Chesapeake Growth Fund
Statement of Operations
For the Six-Months Ended April 30, 2025 (Unaudited)
INVESTMENT INCOME
Dividends (net of foreign withholding taxes of $5,027)	$245,292

EXPENSES
Management fees (Note 5)	209,069
Administration fees (Note 5)	31,975
Compliance service fees (Note 5)	30,000
Distribution and service plan fees (Note 5)	17,153
Trustees’ fees and expenses (Note 4)	13,071
Registration and filing fees	12,826
Legal fees	11,450
Audit and tax services fees	9,650
Shareholder account maintenance fees	5,864
Shareholder reporting expenses	5,172
Insurance expense	3,678
Custodian and bank service fees	3,646
Postage and supplies	2,138
Other expenses	8,342
TOTAL EXPENSES	364,034

NET INVESTMENT LOSS	(118,742)

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS
Net realized gains from investment transactions	1,356,099
Net change in unrealized appreciation (depreciation) on investments	(1,606,495)
NET REALIZED AND UNREALIZED LOSSES ON INVESTMENTS	(250,396)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(369,138)

See accompanying notes to financial statements.

The Chesapeake Growth Fund
Statements of Changes in Net Assets
	Six Months	Year
	Ended	Ended
	April 30, 2025	October 31,
	(Unaudited)	2024
FROM OPERATIONS
Net investment loss	$(118,742)	$(25,045)
Net realized gains from investment transactions	1,356,099	853,294
Net change in unrealized appreciation (depreciation) on investments	(1,606,495)	6,945,227
Net increase (decrease) in net assets resulting from operations	(369,138)	7,773,476

DISTRIBUTIONS TO SHAREHOLDERS (Note 2)	(638,718)	—

FROM CAPITAL SHARE TRANSACTIONS
Proceeds from shares sold	12,345	33,920
Net asset value of shares issued in reinvestment of distributions to shareholders	619,262	—
Payments for shares redeemed	(1,329,975)	(1,739,440)
Net decrease in net assets from capital share transactions	(698,368)	(1,705,520)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(1,706,224)	6,067,956

NET ASSETS
Beginning of period	42,547,386	36,479,430
End of period	$40,841,162	$42,547,386

SUMMARY OF CAPITAL SHARE ACTIVITY
Shares sold	239	697
Shares reinvested	11,447	—
Shares redeemed	(25,047)	(35,580)
Net decrease in shares outstanding	(13,361)	(34,883)
Shares outstanding, beginning of period	820,540	855,423
Shares outstanding, end of period	807,179	820,540

See accompanying notes to financial statements.

The Chesapeake Growth Fund
Financial Highlights

Per share data for a share outstanding throughout each period:
	For the
	Six Months
	Ended
	April 30,
	2025		For the Years Ended October 31,
	(Unaudited)		2024	2023	2022	2021	2020

Net asset value at beginning of period	$51.85		$42.64	$40.48	$58.08	$43.38	$36.73
Income (loss) from investment operations:
Net investment loss	(0.15)		(0.04)	(0.11)	(0.28)	(0.61)	(0.51)
Net realized and unrealized gains (losses) on investments	(0.31)		9.25	2.27	(14.39)	15.31	7.16
Total from investment operations	(0.46)		9.21	2.16	(14.67)	14.70	6.65
Less distributions from:
Net realized capital gains	(0.79)		—	—	(2.93)	—	—
Net asset value at end of period	$50.60		$51.85	$42.64	$40.48	$58.08	$43.38
Total return (a)	(0.98	%) (b)	21.60%	5.34%	(26.39%)	33.89%	18.11%
Net assets at end of period (000’s)	$40,841		$42,547	$36,479	$35,480	$50,690	$39,796
Ratio of total expenses to average net assets	1.74	% (c)	1.74%	1.86%	1.75%	1.66%	1.82%
Ratio of net investment loss to average net assets	(0.57	%) (c)	(0.06%)	(0.26%)	(0.59%)	(1.10%)	(1.16%)
Portfolio turnover rate	30	% (b)	45%	80%	55%	42%	42%

(a)	Total return is a measure of the change in value of an investment in the Fund over the periods covered, which assumes any dividends or capital gains distributions are reinvested in shares of the Fund. Returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

(b)	Not annualized.

(c)	Annualized.

See accompanying notes to financial statements.

The Chesapeake Growth Fund
Notes to Financial Statements
April 30, 2025 (Unaudited)

1. Organization

The Chesapeake Growth Fund (the “Fund”) is a diversified series of The Chesapeake Investment Trust (the “Trust”), an open-end management investment company organized as a Delaware statutory trust and registered under the Investment Company Act of 1940, as amended (the “1940 Act”).

The investment objective of the Fund is to seek capital appreciation.

2. Significant Accounting Policies

The Fund follows accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, “Financial Services – Investment Companies.” The following is a summary of the Fund’s significant accounting policies used in the preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

Segment reporting – The Fund has adopted FASB Accounting Standards Update 2023-07, Segment Reporting (“Topic 280”) - Improvements to Reportable Segment Disclosures (“ASU 2023-07”). Adoption of ASU 2023-07 impacted financial statement disclosures only and did not affect the Fund’s financial position or the results of its operations. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The CODM is Gardner Lewis Asset Management, L.P. (the “Advisor”). The Fund operates as a single operating segment. The Fund’s income, expenses, assets, changes in net assets resulting from operations and performance are regularly monitored and assessed as a whole by the CODM responsible for oversight functions of the Fund, using the information presented in the financial statements and financial highlights.

Securities valuation – Securities that are traded on any stock exchange, including common stocks, are generally valued at the last quoted sale price. Lacking a last sale price, an exchange traded security is generally valued at its last bid price. Securities traded on NASDAQ are valued at the NASDAQ Official Closing Price. Investments representing shares of money market funds and other open-end investment companies are valued at their net asset value (“NAV”) as reported by such companies.

The Chesapeake Growth Fund
Notes to Financial Statements (Continued)

When using a quoted price and when the market for the security is considered active, the security will be classified as Level 1 within the fair value hierarchy (see below). Securities and assets for which representative market quotations are not readily available or which cannot be accurately valued using the Fund’s normal pricing procedures are valued at fair value as determined by the Advisor, as the Fund’s valuation designee, in accordance with procedures adopted by the Board of Trustees (the ‘Board’) pursuant to Rule 2a-5 under the 1940 Act. Under these procedures, the securities will be classified as Level 2 or 3 within the fair value hierarchy, depending on the inputs used. Fair value pricing may be used, for example, in situations where (i) a portfolio security is so thinly traded that there have been no transactions for that security over an extended period of time; (ii) the exchange on which the portfolio security is principally traded closes early; or (iii) trading of the portfolio security is halted during the day and does not resume prior to the Fund’s NAV calculation. A portfolio security’s “fair value” price may differ from the price next available for that portfolio security using the Fund’s normal pricing procedures.

GAAP establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

●	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities

●	Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the assets or liability, either directly or indirectly; these inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment seeds, credit risks, yield curves, default rates and similar data

●	Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing a Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available

The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. For disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement.

The Chesapeake Growth Fund
Notes to Financial Statements (Continued)

The following is a summary of the Fund’s investments based on the inputs used to value the investments as of April 30, 2025:

	Level 1	Level 2	Level 3	Total
Common Stocks	$36,634,891	$—	$—	$36,634,891
Money Market Funds	4,321,938	—	—	4,321,938
Total	$40,956,829	$—	$—	$40,956,829

Refer to the Fund’s Schedule of Investments for a listing of the securities by sector and industry type. The Fund did not hold derivative instruments or any assets or liabilities that were measured at fair value on a recurring basis using significant unobservable inputs (Level 3) as of or during the six months ended April 30, 2025.

Share valuation – The NAV per share of the Fund is calculated as of the close of trading on the New York Stock Exchange (the “Exchange”) (normally 4:00 p.m., Eastern Time) on each day that the Exchange is open for business. The NAV per share of the Fund is calculated by dividing the total value of the Fund’s assets, minus liabilities, by the number of shares outstanding. The offering price and redemption price per share is equal to the NAV per share.

Investment transactions and investment income – Investment transactions are accounted for on trade date. Cost of investments sold is determined on a specific identification basis. Dividend income is recorded on the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the security received. Interest income, if any, is accrued as earned and includes amortization of discounts and premiums. Withholding taxes on foreign dividends, if any, have been recorded in accordance with the Fund’s understanding of the applicable country’s rules and tax rates.

Distributions to shareholders – Distributions arising from net investment income and net realized capital gains, if any, are declared and paid at least annually. The amount of distributions from net investment income and net realized capital gains are determined in accordance with income tax regulations, which may differ from GAAP, and are recorded on the ex-dividend date. During the six months ended April 30,2025, the tax character of distributions paid to shareholders was long-term capital gains. There were no distributions paid to shareholders during the year ended October 31, 2024.

Estimates – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities as of the date of the financial statements and the reported amounts of increase (decrease) in net assets from operations during the reporting period. Actual results could differ from those estimates.

The Chesapeake Growth Fund
Notes to Financial Statements (Continued)

Federal income tax – The Fund has qualified and intends to continue to qualify as a regulated investment company under the Internal Revenue Code of 1986, as amended (the “Code”). Qualification generally will relieve the Fund of liability for federal income taxes to the extent 100% of its net investment income and net realized capital gains are distributed in accordance with the Code.

In order to avoid imposition of the excise tax applicable to regulated investment companies, it is also the Fund’s intention to declare as dividends in each calendar year at least 98% of its net investment income (earned during the calendar year) and 98.2% of its net realized capital gains (earned during the twelve months ended October 31) plus undistributed amounts from prior years.

The following information is computed on a tax basis for each item as of October 31, 2024:

Tax cost of investments	$28,662,172
Gross unrealized appreciation	$13,650,785
Gross unrealized depreciation	(90,446)
Net unrealized appreciation	13,560,339
Undistributed long-term capital gains	638,714
Accumulated capital and other losses	(92,381)
Distributable earnings	$14,106,672

The federal tax cost, unrealized appreciation (depreciation) as of April 30, 2025 is as follows:

Tax cost of investments	$28,991,904
Gross unrealized appreciation	$12,330,056
Gross unrealized depreciation	(365,131)
Net unrealized appreciation	$11,964,925

The difference between the federal income tax cost of investments and the financial statement cost of investments is due to certain timing differences in the recognition of capital gains or losses under income tax regulations and GAAP. These “book/tax” differences are temporary in nature and are due to the tax deferral of losses on wash sales.

The Fund recognizes the tax benefits or expenses of uncertain tax positions only when the position is “more-likely-than-not” to be sustained assuming examination by tax authorities. Management has reviewed the tax positions taken on federal income tax returns for the current and all open tax years (generally, three years) and has concluded that no provision for unrecognized tax benefits or expenses is required in these financial statements and does not expect this to change over the next twelve months. The Fund identifies its major tax jurisdiction as U.S. Federal.

The Chesapeake Growth Fund
Notes to Financial Statements (Continued)

The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense on the Statement of Operations. During the six months ended April 30, 2025, the Fund did not incur any interest or penalties.

3. Investment Transactions

During the six months ended April 30, 2025, cost of purchases and proceeds from sales of investment securities, other than short-term investments, amounted to $11,749,716 and $12,470,798, respectively.

4. Trustees and Officers

A Trustee and certain officers of the Trust are affiliated with the Advisor, the investment advisor to the Fund, and certain officers are affiliated with Ultimus Fund Solutions, LLC (“Ultimus”), the Fund’s administrator, transfer agent and fund accounting agent, and Ultimus Fund Distributors, LLC (“UFD”), the Fund’s principal underwriter.

Each Trustee of the Trust who is not affiliated with the Advisor (“Independent Trustee”) receives an annual retainer of $10,000. In addition, the Fund pays each Independent Trustee $600 for attendance at each Board meeting, either in person or by telephone, plus reimbursement of any travel and other expenses incurred in attending meetings.

5. Transactions with Related Parties

Investment Advisory Agreement

Under the terms of the Investment Advisory Agreement between the Trust and the Advisor, the Advisor serves as the investment advisor to the Fund. For its services, the Fund pays the Advisor a management fee, which is computed and accrued daily and paid monthly, at the annual rate of 1.00% of the Fund’s average daily net assets.

The Chief Compliance Officer of the Trust is an employee of the Advisor. The Fund reimburses the Advisor $60,000 annually for the services provided by the Chief Compliance Officer to the Trust.

Administrator

Pursuant to servicing agreements between the Trust and Ultimus, Ultimus provides administrative, pricing, accounting, dividend disbursing, shareholder servicing and transfer agent services for the Fund. The Fund pays Ultimus fees in accordance with the agreements for such services. In addition, the Fund pays out-of-pocket expenses including, but not limited to, postage, supplies and certain costs related to the pricing of the Fund’s portfolio securities.

The Chesapeake Growth Fund
Notes to Financial Statements (Continued)

Distribution And Service Fees

The Trust has adopted a distribution plan, pursuant to Rule 12b-1 under the 1940 Act (the “Rule 12b-1 Plan”), pursuant to which the Fund may incur certain costs for distribution and/or shareholder servicing expenses not to exceed 0.25% per annum of the Fund’s average daily net assets. During the six months ended April 30, 2025, the Fund incurred $17,153 in distribution and service plan fees under the Rule 12b-1 Plan.

Distribution Agreement

Under the terms of a Distribution Agreement with the Trust, UFD provides distribution services to the Trust and serves as principal underwriter to the Fund. UFD is a wholly-owned subsidiary of Ultimus. UFD receives compensation from the Fund for such services, which is paid pursuant to the Rule 12b-1 Plan discussed above.

Principal Holder Of Fund Shares

As of April 30, 2025, the following shareholder owned of record 25% or more of the outstanding shares of the Fund:

Name of Record Owner	% Ownership
J.P. Morgan Securities, LLC (for the benefit of its customers)	49%

A beneficial owner of 25% or more of the Fund’s outstanding shares may be considered a controlling person. That shareholder’s vote could have a more significant effect on matters presented at a shareholders’ meeting.

6. Sector Risk

If the Fund has significant investments in the securities of issuers in industries within a particular sector, any development affecting that sector will have a greater impact on the value of the net assets of the Fund than would be the case if the Fund did not have significant investments in that sector. In addition, this may increase the risk of loss of an investment in the Fund and increase the volatility of the Fund’s net asset value per share. From time to time, a particular set of circumstances may affect this sector or companies within the sector. For instance, economic or market factors, regulation or deregulation, or other developments may negatively impact all companies in a particular sector and therefore the value of the Fund’s portfolio will be adversely affected. As of April 30, 2025, the Fund had 34.2% of the value of its net assets invested in stocks within the Technology sector.

The Chesapeake Growth Fund
Notes to Financial Statements (Continued)

7. Contingencies and Commitments

The Fund indemnifies the Trust’s officers and Trustees for certain liabilities that might arise from their performance of their duties to the Fund. Additionally, in the normal course of business, the Trust enters into contracts that contain a variety of representations and warranties and which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Trust expects the risk of loss to be remote.

8. Subsequent Events

The Fund is required to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed as of the date of the Statement of Assets and Liabilities. For non-recognized subsequent events that must be disclosed to keep the financial statements from being misleading, the Fund is required to disclose the nature of the event as well as an estimate of its financial effect, or a statement that such an estimate cannot be made. Management has evaluated subsequent events through the issuance of these financial statements and has noted no such events.

The Chesapeake Growth Fund
Additional Information (Unaudited)

Changes in and/or Disagreements with Accountants

There were no changes in or disagreements with accountants during the period covered by this report.

Proxy Disclosures

Not applicable

Renumeration Paid to Directors, Officers and Others

Refer to the financial statements included herein.

Statement Regarding Basis for Approval of Investment Advisory Agreement

Not applicable

The Chesapeake Growth Fund
is a series of
Chesapeake Investment Trust

For Shareholder Service Inquiries:	For Investment Advisor Inquiries:
The Chesapeake Growth Fund	Gardner Lewis Asset Management
c/o Ultimus Fund Solutions, LLC	285 Wilmington-West Chester Pike
P.O. Box 46707	Chadds Ford, Pennsylvania 19317
Cincinnati, Ohio 45246-0707

Toll-Free Telephone:
1-800-430-3863

World Wide Web @:
www.chesapeakefunds.com

(b)	Included in (a)

Item 8.	Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable

Item 9.	Proxy Disclosures for Open-End Management Investment Companies.

Not applicable

Item 10.	Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Included under Item 7

Item 11.	Statement Regarding Basis for Approval of Investment Advisory Contract.

Not applicable

Item 12.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable

Item 13.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable

Item 14.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable

Item 15.	Submission of Matters to a Vote of Security Holders.

The registrant has not adopted procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 16.	Controls and Procedures.

(a) Based on their evaluation of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “Act”)) as of a date within 90 days of the filing date of this report, the registrant’s principal executive officer and principal financial officer have concluded that such disclosure controls and procedures are reasonably designed and are operating effectively to ensure that material information relating to the registrant is made known to them by others within those entities, particularly during the period in which this report is being prepared, and that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported on a timely basis.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable

Item 18.	Recovery of Erroneously Awarded Compensation.

(a) Not applicable

(b) Not applicable

Item 19.	Exhibits.

(a)(1) Code of Ethics: Not applicable

(a)(2) Not applicable

(a)(3) A separate certification for each principle executive officer and principle financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CRF 270.30a-2(a)): Attached hereto

(a)(4) Not applicable

(a)(5) Not applicable

(b) Certifications required by Rule 30a-2(b) under the Act (17 CFR 207.30a-2(b)): Attached hereto Exhibit

99.CERT	Certifications required by Rule 30a-2(a) under the Act

Exhibit 99.906CERT	Certifications required by Rule 30a-2(b) under the Act

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Chesapeake Investment Trust

By (Signature and Title)*		/s/ W. Whitfield Gardner
W. Whitfield Gardner, Chairman and Chief Executive Officer (Principal Executive Officer)
Date	June 30, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*		/s/ W. Whitfield Gardner
W. Whitfield Gardner, Chairman and Chief Executive Officer (Principal Executive Officer)

Date	June 30, 2025

By (Signature and Title)*		/s/ Angela A. Simmons
Angela A. Simmons, Treasurer (Principal Financial Officer)

Date	June 30, 2025

*	Print the name and title of each signing officer under his or her signature.